UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234



13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 726-4384


Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                           August 7, 2008
     -----------------------------         -----------------------------
         Robert D. McIver                           Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     122
                                        ----------------
Form 13F Information Table Value Total:     $2,613,782
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 June 30, 2008

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                   Common   88579Y101        121,793    1,750,145       Sole       NONE        1,750,145
Abbott Labs Com                         Common   002824100        139,673    2,636,841       Sole       NONE        2,636,841
Adobe Systems Inc                       Common   00724F101         63,899    1,622,220       Sole       NONE        1,622,220
Alliant Techsystems Inc                 Common   018804104             80          790       Sole       NONE              790
Altria Group Inc                        Common   02209S103            107        5,180       Sole       NONE            5,180
American Electric Power Co              Common   025537101             20          500       Sole       NONE              500
Amgen Inc                               Common   031162100             19          400       Sole       NONE              400
Arthur J Gallagher                      Common   363576109            111        4,620       Sole       NONE            4,620
Automatic Data Processing               Common   053015103         90,391    2,157,298       Sole       NONE        2,157,298
Autozone Inc                            Common   053332102             22          180       Sole       NONE              180
Avery Dennison Corp                     Common   053611109             20          460       Sole       NONE              460
BMC Software                            Common   055921100              3           75       Sole       NONE               75
Bed Bath & Beyond Inc                   Common   075896100         49,664    1,767,390       Sole       NONE        1,767,390
Biovail Corporation                     Common   09067J109             93        9,680       Sole       NONE            9,680
Black & Decker Corp.                    Common   091797100             21          360       Sole       NONE              360
Block H & R Inc                         Common   093671105             21        1,000       Sole       NONE            1,000
Boeing Co                               Common   097023105             10          155       Sole       NONE              155
Bristol Myers Squibb Co Com             Common   110122108            688       33,500       Sole       NONE           33,500
Brown & Brown                           Common   115236101            108        6,190       Sole       NONE            6,190
Brown Forman Corp Cl B                  Common   115637209             53          700       Sole       NONE              700
Cardinal Health Inc                     Common   14149Y108            108        2,090       Sole       NONE            2,090
Cintas Corp                             Common   172908105            105        3,960       Sole       NONE            3,960
Clorox Co                               Common   189054109         43,502      833,375       Sole       NONE          833,375
Coca-Cola Co                            Common   191216100         58,223    1,120,113       Sole       NONE        1,120,113
Colgate-Palmolive Co                    Common   194162103         81,076    1,173,308       Sole       NONE        1,173,308
Columbia Sportsware Co                  Common   198516106             19          530       Sole       NONE              530
Consolidated Edison Inc                 Common   209115104            153        3,915       Sole       NONE            3,915
Costco Wholesale Corp                   Common   22160K105              7          100       Sole       NONE              100
Cullen/Frost Bankers Inc                Common   229899109            104        2,090       Sole       NONE            2,090
Danaher Corp                            Common   235851102         97,534    1,261,760       Sole       NONE        1,261,760
Dell, Inc                               Common   24702R101            119        5,420       Sole       NONE            5,420
Deluxe Corp                             Common   248019101             95        5,350       Sole       NONE            5,350
Dionex Corp                             Common   254546104          2,728       41,102       Sole       NONE           41,102
Ecolab, Inc.                            Common   278865100         65,475    1,523,035       Sole       NONE        1,523,035
Emerson Electric Co                     Common   291011104        126,202    2,552,123       Sole       NONE        2,552,123
Equifax Inc                             Common   294429105        104,842    3,118,437       Sole       NONE        3,118,437
Exelon Corp                             Common   30161N101            114        1,270       Sole       NONE            1,270
Exxon Mobil Corp                        Common   30231G102            302        3,432       Sole       NONE            3,432
Fairpoint Communications                Common   305560104              0           19       Sole       NONE               19
Family Dollar Stores                    Common   307000109             23        1,130       Sole       NONE            1,130
Federated Investors Inc.                Common   314211103             44        1,280       Sole       NONE            1,280
Fidelity National Information Svcs Inc  Common   31620M106            200        5,425       Sole       NONE            5,425
General Electric Co                     Common   369604103        115,225    4,317,168       Sole       NONE        4,317,168
General Mills                           Common   370334104            113        1,860       Sole       NONE            1,860
Genuine Parts Co                        Common   372460105            286        7,204       Sole       NONE            7,204
Glaxosmithkline PLC Spons ADR           Common   37733W105            171        3,875       Sole       NONE            3,875
Graco                                   Common   384109104            110        2,890       Sole       NONE            2,890
HNI Corp                                Common   404251100             87        4,920       Sole       NONE            4,920

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------

Harley Davidson Inc                     Common   412822108            108        2,990       Sole       NONE            2,990
Heinz H J Co                            Common   423074103            285        5,965       Sole       NONE            5,965
Home Depot Inc                          Common   437076102             19          830       Sole       NONE              830
ITT Corp                                Common   450911102            114        1,800       Sole       NONE            1,800
ITT Educational Svcs                    Common   45068B109             26          320       Sole       NONE              320
Intel Corp                              Common   458140100            574       26,700       Sole       NONE           26,700
International Bancshares Corp           Common   459044103            100        4,660       Sole       NONE            4,660
International Business Machines Corp    Common   459200101            455        3,842       Sole       NONE            3,842
Johnson & Johnson                       Common   478160104        138,116    2,146,657       Sole       NONE        2,146,657
Kellogg Co                              Common   487836108             19          400       Sole       NONE              400
Kimberly Clark Corp                     Common   494368103            110        1,840       Sole       NONE            1,840
Kohls Corp                              Common   500255104             21          520       Sole       NONE              520
Kroger Co                               Common   501044101            123        4,250       Sole       NONE            4,250
Lender Processing Services              Common   52602E102             49        1,612       Sole       NONE            1,612
Lexmark Intl Inc                        Common   529771107            107        3,210       Sole       NONE            3,210
Lincare Hldgs Inc                       Common   532791100            128        4,490       Sole       NONE            4,490
Lowes Cos Inc                           Common   548661107             20          970       Sole       NONE              970
MTR Gaming Group                        Common   553769100              4          750       Sole       NONE              750
McDonald's Corp                         Common   580135101            233        4,139       Sole       NONE            4,139
McGraw Hill Companies                   Common   580645109         47,788    1,191,138       Sole       NONE        1,191,138
Medtronic Inc                           Common   585055106        130,991    2,531,235       Sole       NONE        2,531,235
Merck & Company                         Common   589331107             53        1,400       Sole       NONE            1,400
Microsoft Corp Com                      Common   594918104        114,525    4,163,025       Sole       NONE        4,163,025
Moodys Corp                             Common   615369105            114        3,320       Sole       NONE            3,320
Mylan Laboratories Inc.                 Common   628530107             54        4,462       Sole       NONE            4,462
NVR Inc                                 Common   62944T105            108          215       Sole       NONE              215
Nestle SA ADR                           Common   641069406            623        5,500       Sole       NONE            5,500
Nike Inc Cl B                           Common   654106103            481        8,072       Sole       NONE            8,072
Nordson Corp                            Common   655663102            281        3,850       Sole       NONE            3,850
Omnicom Group Inc                       Common   681919106        126,851    2,826,440       Sole       NONE        2,826,440
Oracle Corp                             Common   68389X105             21        1,000       Sole       NONE            1,000
PPG Industries Inc                      Common   693506107            107        1,870       Sole       NONE            1,870
Patterson Companies                     Common   703395103         52,737    1,794,400       Sole       NONE        1,794,400
Paychex Inc                             Common   704326107         52,055    1,664,155       Sole       NONE        1,664,155
Pepsico Inc                             Common   713448108        107,357    1,688,270       Sole       NONE        1,688,270
Perini Corp                             Common   713839108             98        2,960       Sole       NONE            2,960
Pfizer Inc Com                          Common   717081103            619       35,438       Sole       NONE           35,438
Pitney Bowes Inc                        Common   724479100            108        3,160       Sole       NONE            3,160
Praxair Inc                             Common   74005P104         54,073      573,775       Sole       NONE          573,775
Procter & Gamble Co                     Common   742718109        135,559    2,229,220       Sole       NONE        2,229,220
Qualcomm Inc                            Common   747525103             50        1,120       Sole       NONE            1,120
Radioshack                              Common   750438103             36        2,950       Sole       NONE            2,950
Reliance Steel And Aluminum Co          Common   759509102             77        1,000       Sole       NONE            1,000
Rent A Center Inc                       Common   76009N100             22        1,090       Sole       NONE            1,090
Ross Stores Inc                         Common   778296103             22          630       Sole       NONE              630
SEI Investments                         Common   784117103            117        4,960       Sole       NONE            4,960
Schlumberger Ltd                        Common   806857108             64          600       Sole       NONE              600
Sherwin-Williams Co                     Common   824348106             19          410       Sole       NONE              410
Silgan Holdings Inc                     Common   827048109            105        2,060       Sole       NONE            2,060


ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------

Stanley Works                           Common   854616109             21          470       Sole       NONE              470
Starbucks Corp                          Common   855244109              4          250       Sole       NONE              250
Stryker Corp                            Common   863667101        150,950    2,400,606       Sole       NONE        2,400,606
Suburban Propane Partnership            Common   864482104             32          850       Sole       NONE              850
Synovus Financial Corp                  Common   87161C105             84        9,670       Sole       NONE            9,670
Sysco Corp                              Common   871829107         75,021    2,727,048       Sole       NONE        2,727,048
T Rowe Price Group Inc                  Common   74144T108         70,181    1,242,810       Sole       NONE        1,242,810
TJX Companies Inc                       Common   872540109             23          720       Sole       NONE              720
US Bancorp Del Com New                  Common   902973304            152        5,451       Sole       NONE            5,451
United Parcel Svc Cl B                  Common   911312106             40          650       Sole       NONE              650
United Technologies                     Common   913017109             20          320       Sole       NONE              320
Verizon Communications                  Common   92343V104             38        1,060       Sole       NONE            1,060
Vodafone Group Adr                      Common   92857W209             56        1,890       Sole       NONE            1,890
WD 40 Co                                Common   929236107             74        2,543       Sole       NONE            2,543
Walgreen Company                        Common   931422109            366       11,260       Sole       NONE           11,260
Waters Corp                             Common   941848103         95,676    1,483,350       Sole       NONE        1,483,350
Wells Fargo & Co                        Common   949746101         90,138    3,795,295       Sole       NONE        3,795,295
Westamerica Bancorporation              Common   957090103            110        2,090       Sole       NONE            2,090
Weyerhaeuser Co                         Common   962166104             69        1,350       Sole       NONE            1,350
Whirlpool Corporation                   Common   963320106             19          310       Sole       NONE              310
Wilmington Trust Corp                   Common   971807102            221        8,370       Sole       NONE            8,370
Windstream                              Common   97381W104             14        1,137       Sole       NONE            1,137
Wrigley Wm Jr Co                        Common   982526105            148        1,900       Sole       NONE            1,900
Wyeth                                   Common   983024100            421        8,778       Sole       NONE            8,778
Zebra Technologies                      Common   989207105            413       12,645       Sole       NONE           12,645
                                                              -------------------------

                                                                2,613,782   58,679,358
                                                              =========================
